Income Taxes - Reconciliation of Federal Statutory Rate and Effective Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Rate of state income taxes, net of federal tax benefit	3.00%	2.30%	4.60%
Statutory rate other than U.S. statutory rate	(0.30%)	(3.20%)	(3.50%)
Thailand repatriation related to the Spin-off	15.50%	0.00%	0.00%
Non-deductible expenses related to the Spin-off	17.60%	0.00%	0.00%
Change in valuation allowances	2.10%	0.60%	(1.90%)
Other, net	(2.60%)	(2.60%)	(0.60%)
Effective tax rate	70.30%	32.10%	33.60%